Share Capital - Additional Information (Detail)	3 Months Ended
Mar. 31, 2025 kr / shares shares
Disclosure of classes of share capital [line items]
Number of shares issued	60,970,565
Share nominal value | kr / shares	kr 1
Increase in share capital	281,078
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	597,055